Schedule of Prepayments and Other Current Assets (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deductible Value Added Tax (“VAT”)		¥ 22,382	¥ 39,914
Service fees	[1]	17,239	4,504
Rental and other deposits		2,946	2,449
Staff advance			230
Rental expense for other leases with period less than one year		878	630
Others		1,991	1,594
Balance at the end of the year		¥ 45,436	¥ 49,321

[1]	Service fees mainly consist of prepayment of cloud server hosting fees, directors and officers’ insurance fees and others.